Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Bank deposit	$ 30,310			¥ 215,200
Allowance for credit losses (in Dollars)					$ 55,794
Intangible assets amortized straight-line over year	10 years			10 years
Impairment loss of ROU assets (in Dollars)
Value added tax rate	6.00%	6.00%	6.00%
Percentage of taxable sales revenue	3.00%
Percentage of annual after-tax profit	10.00%
Percentage of general reserve	50.00%
Reporting units, percentage		100.00%
Impairment loss (in Dollars)	$ 2,973,850
Reportable segment	1
Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%			50.00%
Bosera Asset Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase price (in Dollars)	$ 480,000